Share capital (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of share capital

	2024	2023	2022	2024	2023	2022
	Number	Number	Number	€	€	€
Ordinary share capital Authorised Par value of €.01	100,000,000	100,000,000	100,000,000	1,000,000	1,000,000	1,000,000

Issued and fully paid Par value of €.01	25,000,000	20,000,000	12,258,458	250,000	200,000	122,585

Shares Issued and Fully Paid
Shares Issued and Fully Paid	2024	2023	2022

As of January 1,	20,000,000	12,258,458	–
Additions	5,000,000	7,741,542	12,258,458
As of December 31,	25,000,000	20,000,000	12,258,458